Nature of Operations and Summary of Significant Accounting Policies - Analysis of Deferred Revenue (Details) - USD ($) $ in Thousands	1 Months Ended	11 Months Ended	12 Months Ended
	Dec. 31, 2020	Dec. 15, 2020	Dec. 31, 2019
Revenue From Contract With Customer [Abstract]
Balance, beginning of period	$ 3,053	$ 4,688	$ 3,935
Initial franchise fees received	278	413	2,036
Revenue recognized for stores opened during period	(25)	(362)	(458)
Revenue recognized related to franchise agreement Default		(693)	(825)
Balance, end of period	$ 3,306	$ 4,046	$ 4,688